Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

SUF-QTLY-1019
1.912901.109

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,551,400	$54,702,364
Verizon Communications, Inc.	3,571,152	207,698,200
		262,400,564
Entertainment - 0.1%
Cinemark Holdings, Inc.	27,849	1,062,718
Viacom, Inc. Class B (non-vtg.)	300,200	7,498,996
		8,561,714
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	15,500	18,453,215
Twitter, Inc. (a)	290,000	12,368,500
		30,821,715
Media - 2.0%
Altice U.S.A., Inc. Class A (a)	187,476	5,414,307
CBS Corp. Class B	93,452	3,930,591
Charter Communications, Inc. Class A (a)	26,699	10,935,643
Comcast Corp. Class A	2,450,925	108,477,941
DISH Network Corp. Class A (a)	576,024	19,331,365
Entercom Communications Corp. Class A (b)	625,195	2,225,694
Fox Corp. Class A	280,016	9,288,131
Gannett Co., Inc.	247,600	2,604,752
Interpublic Group of Companies, Inc.	153,170	3,045,020
Liberty Global PLC Class C (a)	230,283	6,014,992
Nexstar Broadcasting Group, Inc. Class A	56,260	5,563,551
Omnicom Group, Inc.	89,019	6,770,785
Tegna, Inc.	402,400	5,758,344
		189,361,116

TOTAL COMMUNICATION SERVICES		491,145,109

CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.6%
Aptiv PLC	104,829	8,718,628
BorgWarner, Inc.	390,216	12,732,748
Cooper Tire & Rubber Co.	265,127	6,227,833
Gentex Corp.	109,367	2,909,162
Lear Corp.	157,700	17,703,402
The Goodyear Tire & Rubber Co.	685,300	7,860,391
		56,152,164
Automobiles - 1.1%
Ford Motor Co.	3,609,536	33,099,445
General Motors Co.	1,344,824	49,879,522
Harley-Davidson, Inc.	459,062	14,644,078
Thor Industries, Inc.	82,400	3,782,984
		101,406,029
Distributors - 0.1%
Genuine Parts Co.	90,265	8,150,027
LKQ Corp. (a)	126,100	3,312,647
		11,462,674
Diversified Consumer Services - 0.0%
H&R Block, Inc.	82,809	2,005,634
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (b)	331,065	12,580,470
Carnival Corp.	33,375	1,471,170
Hilton Worldwide Holdings, Inc.	54,834	5,065,017
Hyatt Hotels Corp. Class A	14,479	1,044,660
Las Vegas Sands Corp.	257,789	14,299,556
Norwegian Cruise Line Holdings Ltd. (a)	88,191	4,475,693
Royal Caribbean Cruises Ltd.	179,704	18,739,533
Wyndham Destinations, Inc.	317,577	14,081,364
Wyndham Hotels & Resorts, Inc.	38,568	1,981,624
		73,739,087
Household Durables - 1.1%
D.R. Horton, Inc.	149,779	7,409,567
Leggett & Platt, Inc.	48,747	1,812,901
Lennar Corp.:
Class A	433,930	22,130,430
Class B	6,200	251,162
Mohawk Industries, Inc. (a)	29,500	3,507,255
NVR, Inc. (a)	1,392	5,009,808
PulteGroup, Inc.	620,307	20,966,377
Sony Corp. sponsored ADR	243,000	13,829,130
Toll Brothers, Inc.	164,613	5,957,344
Whirlpool Corp.	192,522	26,777,885
		107,651,859
Internet & Direct Marketing Retail - 0.2%
Expedia, Inc.	67,330	8,759,633
The Booking Holdings, Inc. (a)	5,041	9,912,673
		18,672,306
Leisure Products - 0.0%
Polaris, Inc.	24,500	2,009,490
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	3,658,200
Dillard's, Inc. Class A	109,300	6,396,236
Kohl's Corp.	438,756	20,735,609
Macy's, Inc.	348,100	5,137,956
Nordstrom, Inc. (b)	172,867	5,007,957
Target Corp.	537,720	57,557,549
		98,493,507
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	353,800	5,950,916
AutoZone, Inc. (a)	32,053	35,312,470
Best Buy Co., Inc.	535,728	34,099,087
CarMax, Inc. (a)	72,111	6,005,404
Dick's Sporting Goods, Inc. (b)	233,200	7,938,128
Lowe's Companies, Inc.	43,308	4,859,158
Murphy U.S.A., Inc. (a)	42,230	3,775,362
Office Depot, Inc.	579,800	753,740
Penske Automotive Group, Inc.	131,800	5,638,404
The Home Depot, Inc.	92,722	21,132,271
Tiffany & Co., Inc.	54,998	4,667,680
Williams-Sonoma, Inc.	32,200	2,118,760
		132,251,380
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	37,280	3,496,491
Hanesbrands, Inc. (b)	118,311	1,616,128
Ralph Lauren Corp.	20,808	1,838,179
		6,950,798

TOTAL CONSUMER DISCRETIONARY		610,794,928

CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	131,053	3,575,126
Molson Coors Brewing Co. Class B	370,016	19,004,022
The Coca-Cola Co.	290,000	15,961,600
		38,540,748
Food & Staples Retailing - 0.9%
Kroger Co.	1,281,926	30,356,008
U.S. Foods Holding Corp. (a)	37,439	1,514,408
Walgreens Boots Alliance, Inc.	1,023,293	52,382,369
		84,252,785
Food Products - 1.6%
Archer Daniels Midland Co.	224,800	8,553,640
Campbell Soup Co.	120,840	5,437,800
Ingredion, Inc.	174,400	13,475,888
Kellogg Co.	139,359	8,751,745
Mondelez International, Inc.	228,162	12,599,106
Pilgrim's Pride Corp. (a)	282,236	8,794,474
Post Holdings, Inc. (a)	65,614	6,541,060
The J.M. Smucker Co.	287,245	30,206,684
Tyson Foods, Inc. Class A	667,923	62,143,556
		156,503,953
Household Products - 0.4%
Clorox Co.	15,609	2,468,719
Energizer Holdings, Inc. (b)	124,395	4,789,208
Procter & Gamble Co.	290,523	34,929,580
		42,187,507
Personal Products - 0.2%
Coty, Inc. Class A	223,837	2,137,643
Unilever NV (NY Reg.)	207,000	12,852,630
		14,990,273
Tobacco - 0.5%
Philip Morris International, Inc.	624,349	45,009,319

TOTAL CONSUMER STAPLES		381,484,585

ENERGY - 6.8%
Energy Equipment & Services - 0.1%
Halliburton Co.	310,000	5,840,400
Oil, Gas & Consumable Fuels - 6.7%
Cabot Oil & Gas Corp.	187,769	3,214,605
Chevron Corp.	1,521,528	179,114,276
Cimarex Energy Co.	111,037	4,750,163
ConocoPhillips Co.	1,172,579	61,185,172
Diamondback Energy, Inc.	52,748	5,173,524
EQT Corp.	174,709	1,776,791
Equitrans Midstream Corp.	165,540	2,233,135
Exxon Mobil Corp.	2,179,871	149,277,566
Gulfport Energy Corp. (a)	1,106,553	2,655,727
Hess Corp.	125,597	7,906,331
Kinder Morgan, Inc.	510,734	10,352,578
Marathon Petroleum Corp.	579,892	28,536,485
Noble Energy, Inc.	604,458	13,648,662
PBF Energy, Inc. Class A	497,869	11,799,495
Phillips 66 Co.	736,703	72,661,017
Pioneer Natural Resources Co.	98,066	12,103,306
Royal Dutch Shell PLC Class A sponsored ADR	168,214	9,352,698
The Williams Companies, Inc.	283,980	6,701,928
Valero Energy Corp.	865,435	65,149,947
		647,593,406

TOTAL ENERGY		653,433,806

FINANCIALS - 24.8%
Banks - 12.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	1,627,000	7,728,250
Bank of America Corp.	8,461,073	232,764,118
BB&T Corp.	597,976	28,493,556
BOK Financial Corp.	94,000	7,157,160
CIT Group, Inc.	303,208	12,913,629
Citigroup, Inc.	2,611,880	168,074,478
Citizens Financial Group, Inc.	449,378	15,162,014
Comerica, Inc.	58,741	3,621,383
Commerce Bancshares, Inc.	177,916	10,153,666
Cullen/Frost Bankers, Inc.	105,368	8,746,598
East West Bancorp, Inc.	189,000	7,773,570
Fifth Third Bancorp	874,551	23,131,874
First Republic Bank	41,379	3,712,524
Huntington Bancshares, Inc.	427,045	5,658,346
JPMorgan Chase & Co.	2,452,698	269,453,402
KeyCorp	1,180,326	19,593,412
M&T Bank Corp.	140,981	20,612,832
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,340,000	6,458,800
PNC Financial Services Group, Inc.	421,861	54,390,539
Popular, Inc.	39,555	2,079,406
Prosperity Bancshares, Inc.	27,755	1,801,855
Regions Financial Corp.	2,625,560	38,385,687
Signature Bank	22,565	2,632,207
SunTrust Banks, Inc.	895,416	55,077,038
SVB Financial Group (a)	17,400	3,386,388
U.S. Bancorp	822,609	43,343,268
Webster Financial Corp.	36,700	1,642,692
Wells Fargo & Co.	2,984,245	138,976,290
Zions Bancorp NA	78,661	3,232,180
		1,196,157,162
Capital Markets - 3.3%
Ameriprise Financial, Inc.	453,573	58,501,846
Bank of New York Mellon Corp.	403,625	16,976,468
BlackRock, Inc. Class A	63,277	26,738,329
Charles Schwab Corp.	774,271	29,631,351
E*TRADE Financial Corp.	102,910	4,295,463
Franklin Resources, Inc.	203,715	5,353,630
Goldman Sachs Group, Inc.	197,625	40,297,714
Invesco Ltd.	173,448	2,723,134
LPL Financial	33,635	2,520,943
Morgan Stanley	1,478,626	61,348,193
Northern Trust Corp.	144,570	12,712,040
Raymond James Financial, Inc.	56,822	4,461,095
SEI Investments Co.	57,452	3,304,065
State Street Corp.	285,100	14,628,481
T. Rowe Price Group, Inc.	185,261	20,493,572
TD Ameritrade Holding Corp.	222,044	9,860,974
The NASDAQ OMX Group, Inc.	51,548	5,146,552
		318,993,850
Consumer Finance - 2.1%
Ally Financial, Inc.	172,903	5,420,509
American Express Co.	417,036	50,198,623
Capital One Financial Corp.	815,451	70,634,366
Credit Acceptance Corp. (a)	7,687	3,479,521
Discover Financial Services	630,606	50,429,562
Navient Corp.	530,400	6,757,296
Nelnet, Inc. Class A	56,400	3,781,620
Santander Consumer U.S.A. Holdings, Inc.	143,393	3,743,991
Synchrony Financial	276,594	8,864,838
		203,310,326
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	106,890	2,220,105
Berkshire Hathaway, Inc. Class B (a)	190,175	38,683,497
Jefferies Financial Group, Inc.	141,918	2,645,352
Voya Financial, Inc.	69,807	3,442,881
		46,991,835
Insurance - 6.1%
AFLAC, Inc.	580,395	29,124,221
Alleghany Corp. (a)	11,216	8,404,261
Allstate Corp.	622,650	63,753,134
American Financial Group, Inc.	166,408	16,802,216
American International Group, Inc.	893,242	46,484,314
Aon PLC	33,657	6,558,066
Arch Capital Group Ltd. (a)	162,000	6,399,000
Assurant, Inc.	13,200	1,623,600
Athene Holding Ltd. (a)	63,777	2,478,374
Chubb Ltd.	427,509	66,811,107
Cincinnati Financial Corp.	65,288	7,344,247
Everest Re Group Ltd.	98,993	23,350,469
Fairfax Financial Holdings Ltd.	8,527	3,793,833
FNF Group	93,137	4,092,440
Globe Life, Inc.	111,582	9,959,809
Hanover Insurance Group, Inc.	16,200	2,157,030
Hartford Financial Services Group, Inc.	634,528	36,980,292
Lincoln National Corp.	618,949	32,730,023
Loews Corp.	431,176	20,726,630
Markel Corp. (a)	5,662	6,472,119
Marsh & McLennan Companies, Inc.	72,101	7,202,169
MetLife, Inc.	937,716	41,540,819
Old Republic International Corp.	102,100	2,385,056
Principal Financial Group, Inc.	114,060	6,070,273
Progressive Corp.	191,255	14,497,129
Prudential Financial, Inc.	519,859	41,635,507
Reinsurance Group of America, Inc.	26,187	4,032,012
The Travelers Companies, Inc.	380,798	55,962,074
Unum Group	383,000	9,732,030
W.R. Berkley Corp.	72,615	5,173,819
		584,276,073
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	1,622,800	13,469,240
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	191,298	2,207,579
Radian Group, Inc.	448,300	10,109,165
		12,316,744

TOTAL FINANCIALS		2,375,515,230

HEALTH CARE - 12.3%
Biotechnology - 2.8%
AbbVie, Inc.	774,521	50,917,011
Amgen, Inc.	588,156	122,701,105
Biogen, Inc. (a)	95,856	21,064,356
Celgene Corp. (a)	166,723	16,138,786
Gilead Sciences, Inc.	823,768	52,342,219
		263,163,477
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (a)(b)	178,000	10,850,880
Danaher Corp.	142,000	20,176,780
Medtronic PLC	377,085	40,683,701
Zimmer Biomet Holdings, Inc.	50,013	6,961,810
		78,673,171
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)(b)	200,998	5,318,407
AmerisourceBergen Corp.	137,644	11,323,972
Anthem, Inc.	150,827	39,444,277
Cardinal Health, Inc.	350,000	15,095,500
Cigna Corp.	111,342	17,143,328
CVS Health Corp.	226,759	13,814,158
DaVita HealthCare Partners, Inc. (a)	33,495	1,888,113
HCA Holdings, Inc.	436,300	52,443,260
Henry Schein, Inc. (a)	60,664	3,738,116
Humana, Inc.	43,834	12,414,227
Laboratory Corp. of America Holdings (a)	40,576	6,798,915
McKesson Corp.	279,009	38,578,574
Quest Diagnostics, Inc.	155,854	15,954,774
UnitedHealth Group, Inc.	85,604	20,031,336
Universal Health Services, Inc. Class B	98,600	14,255,588
		268,242,545
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. Class A (a)	9,900	3,343,329
Pharmaceuticals - 5.9%
Allergan PLC	47,057	7,515,944
Bristol-Myers Squibb Co.	500,818	24,074,321
Jazz Pharmaceuticals PLC (a)	23,200	2,973,080
Johnson & Johnson	1,546,595	198,520,934
Mallinckrodt PLC (a)	89,508	231,826
Merck & Co., Inc.	1,483,986	128,320,269
Novartis AG sponsored ADR	138,000	12,435,180
Novo Nordisk A/S Series B sponsored ADR	61,638	3,211,956
Pfizer, Inc.	5,275,409	187,540,790
		564,824,300

TOTAL HEALTH CARE		1,178,246,822

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.	191,187	36,568,337
Huntington Ingalls Industries, Inc.	121,259	25,343,131
Lockheed Martin Corp.	105,266	40,433,723
Moog, Inc. Class A	80,600	6,548,750
Northrop Grumman Corp.	68,152	25,071,076
Raytheon Co.	247,980	45,955,654
Spirit AeroSystems Holdings, Inc. Class A	290,785	23,437,271
Textron, Inc.	488,273	21,972,285
United Technologies Corp.	201,345	26,223,173
Vectrus, Inc. (a)	37,733	1,526,677
		253,080,077
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	107,805	9,108,444
FedEx Corp.	193,800	30,738,618
United Parcel Service, Inc. Class B	418,190	49,622,425
		89,469,487
Airlines - 1.4%
Alaska Air Group, Inc.	49,566	2,960,082
Delta Air Lines, Inc.	1,128,033	65,267,989
JetBlue Airways Corp. (a)	121,245	2,099,963
Southwest Airlines Co.	413,899	21,655,196
United Continental Holdings, Inc. (a)	481,434	40,589,701
		132,572,931
Building Products - 0.6%
A.O. Smith Corp.	47,600	2,214,352
Allegion PLC	135,400	13,034,958
Fortune Brands Home & Security, Inc.	57,260	2,923,696
Johnson Controls International PLC	560,416	23,924,159
Masco Corp.	118,436	4,823,898
Owens Corning	151,371	8,682,641
		55,603,704
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	7,653,888
LSC Communications, Inc.	15,706	20,418
R.R. Donnelley & Sons Co.	9,933	24,038
		7,698,344
Construction & Engineering - 0.0%
AECOM (a)	64,579	2,291,263
Quanta Services, Inc.	57,002	1,932,368
		4,223,631
Electrical Equipment - 0.9%
Acuity Brands, Inc.	16,042	2,011,827
Eaton Corp. PLC	728,968	58,842,297
Emerson Electric Co.	251,700	14,998,803
Hubbell, Inc. Class B	22,292	2,923,373
Rockwell Automation, Inc.	47,900	7,318,641
Sensata Technologies, Inc. PLC (a)	65,893	3,003,403
		89,098,344
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	31,119	4,511,010
Honeywell International, Inc.	60,204	9,910,782
		14,421,792
Machinery - 2.9%
AGCO Corp.	204,438	14,130,755
Allison Transmission Holdings, Inc.	241,891	10,747,217
Apergy Corp. (a)	68,677	1,784,228
Caterpillar, Inc.	511,335	60,848,865
Crane Co.	16,783	1,279,536
Cummins, Inc.	318,244	47,504,282
Deere & Co.	129,721	20,095,080
Dover Corp.	212,443	19,914,407
Illinois Tool Works, Inc.	50,157	7,516,528
Lincoln Electric Holdings, Inc.	25,300	2,088,768
Middleby Corp. (a)	20,850	2,286,411
Oshkosh Corp.	435,123	30,576,093
PACCAR, Inc.	141,749	9,293,064
Parker Hannifin Corp.	130,570	21,644,589
Pentair PLC	69,019	2,479,162
Snap-On, Inc.	22,594	3,359,276
Stanley Black & Decker, Inc.	62,053	8,244,362
Timken Co.	169,200	6,798,456
Trinity Industries, Inc.	382,700	6,685,769
		277,276,848
Professional Services - 0.1%
Manpower, Inc.	24,000	1,961,760
Nielsen Holdings PLC	134,000	2,781,840
Robert Half International, Inc.	48,104	2,572,121
		7,315,721
Road & Rail - 0.7%
AMERCO	8,039	2,826,673
CSX Corp.	326,600	21,888,732
J.B. Hunt Transport Services, Inc.	39,011	4,214,748
Kansas City Southern	111,152	13,982,922
Knight-Swift Transportation Holdings, Inc. Class A (b)	69,820	2,383,655
Ryder System, Inc.	184,000	8,863,280
Union Pacific Corp.	60,592	9,813,480
		63,973,490
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	487,900	10,660,615
HD Supply Holdings, Inc. (a)	69,900	2,719,809
United Rentals, Inc. (a)	31,600	3,556,896
W.W. Grainger, Inc.	22,379	6,124,013
		23,061,333

TOTAL INDUSTRIALS		1,017,795,702

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,268,564	59,381,481
CommScope Holding Co., Inc. (a)	262,499	2,819,239
Juniper Networks, Inc.	465,119	10,772,156
		72,972,876
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	239,278	16,558,038
Corning, Inc.	925,580	25,777,403
Tech Data Corp. (a)	166,200	15,411,726
Vishay Intertechnology, Inc.	590,800	9,352,364
		67,099,531
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A	228,400	14,021,476
CSG Systems International, Inc.	185,800	10,010,904
DXC Technology Co.	162,100	5,384,962
IBM Corp.	543,060	73,600,922
Leidos Holdings, Inc.	57,907	5,058,756
PayPal Holdings, Inc. (a)	153,000	16,684,650
The Western Union Co.	183,046	4,048,978
		128,810,648
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	61,339	6,736,862
Applied Materials, Inc.	637,780	30,626,196
Broadcom, Inc.	77,600	21,932,864
Cirrus Logic, Inc. (a)	198,579	10,651,778
Intel Corp.	3,494,311	165,665,285
KLA-Tencor Corp.	47,534	7,030,279
Lam Research Corp.	254,132	53,497,327
Microchip Technology, Inc. (b)	175,000	15,107,750
Micron Technology, Inc. (a)	451,700	20,448,459
NXP Semiconductors NV	93,207	9,520,163
ON Semiconductor Corp. (a)	167,944	2,989,403
Qorvo, Inc. (a)	48,182	3,441,640
Qualcomm, Inc.	23,292	1,811,419
Skyworks Solutions, Inc.	245,696	18,493,538
Texas Instruments, Inc.	82,144	10,165,320
		378,118,283
Software - 1.8%
Adobe, Inc. (a)	89,800	25,548,998
ANSYS, Inc. (a)	80,000	16,524,800
CDK Global, Inc.	49,611	2,141,211
Microsoft Corp.	272,108	37,512,809
Oracle Corp.	1,767,590	92,020,735
		173,748,553
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	596,352	124,482,516
Hewlett Packard Enterprise Co.	1,891,347	26,138,416
HP, Inc.	1,995,670	36,500,804
NCR Corp. (a)	228,900	7,212,639
Seagate Technology LLC	343,000	17,222,030
Xerox Holdings Corp.	455,173	13,195,465
		224,751,870

TOTAL INFORMATION TECHNOLOGY		1,045,501,761

MATERIALS - 3.5%
Chemicals - 1.8%
AdvanSix, Inc. (a)	69,020	1,541,907
Cabot Corp.	215,400	8,616,000
Celanese Corp. Class A	247,039	28,006,811
DowDuPont, Inc.	140,051	9,513,664
Eastman Chemical Co.	400,767	26,198,139
FMC Corp.	132,133	11,407,042
Huntsman Corp.	639,400	12,736,848
LyondellBasell Industries NV Class A	561,231	43,428,055
PPG Industries, Inc.	217,594	24,107,239
The Chemours Co. LLC	279,700	3,963,349
The Mosaic Co.	283,460	5,212,829
		174,731,883
Construction Materials - 0.4%
CRH PLC sponsored ADR	197,263	6,631,982
Martin Marietta Materials, Inc.	107,490	27,277,737
		33,909,719
Containers & Packaging - 0.9%
Avery Dennison Corp.	31,356	3,623,813
Ball Corp.	146,280	11,762,375
Berry Global Group, Inc. (a)	46,753	1,829,912
Graphic Packaging Holding Co.	345,257	4,767,999
International Paper Co.	465,135	18,186,779
Packaging Corp. of America	255,742	25,722,530
Sealed Air Corp.	63,262	2,519,093
Sonoco Products Co.	37,256	2,131,043
WestRock Co.	492,852	16,845,681
		87,389,225
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	766,818	14,865,234
Nucor Corp.	126,703	6,205,913
Reliance Steel & Aluminum Co.	28,864	2,806,447
		23,877,594
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	6,955,745
Schweitzer-Mauduit International, Inc.	165,200	5,540,808
		12,496,553

TOTAL MATERIALS		332,404,974

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent Class A	188,023	4,809,628
Brixmor Property Group, Inc.	347,690	6,407,927
EastGroup Properties, Inc.	33,857	4,215,874
Equity Lifestyle Properties, Inc.	70,000	9,430,400
Equity Residential (SBI)	71,222	6,036,777
Essex Property Trust, Inc.	16,034	5,151,083
Federal Realty Investment Trust (SBI)	39,079	5,049,398
Hospitality Properties Trust (SBI)	461,800	11,147,852
Kimco Realty Corp.	294,768	5,417,836
Lexington Corporate Properties Trust	1,090,900	11,334,451
Medical Properties Trust, Inc.	657,400	12,221,066
Mid-America Apartment Communities, Inc.	77,552	9,824,287
Omega Healthcare Investors, Inc.	414,600	16,865,928
Outfront Media, Inc.	201,288	5,531,394
Park Hotels & Resorts, Inc.	332,200	7,823,310
Piedmont Office Realty Trust, Inc. Class A	655,900	12,947,466
Public Storage	36,615	9,693,455
Rayonier, Inc.	168,757	4,522,688
Sun Communities, Inc.	66,000	9,754,800
VEREIT, Inc.	2,035,200	19,843,200
Weyerhaeuser Co.	107,932	2,839,691
		180,868,511
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	306,762	16,034,450
Howard Hughes Corp. (a)	5,072	640,441
		16,674,891

TOTAL REAL ESTATE		197,543,402

UTILITIES - 2.1%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	314,715	28,686,272
Duke Energy Corp.	52,799	4,896,579
Edison International	192,300	13,897,521
Entergy Corp.	87,000	9,817,080
Evergy, Inc.	91,210	5,928,650
Eversource Energy	184,299	14,767,879
Exelon Corp.	867,400	40,993,324
FirstEnergy Corp.	338,600	15,575,600
NextEra Energy, Inc.	48,412	10,606,101
OGE Energy Corp.	63,536	2,723,788
Pinnacle West Capital Corp.	41,775	3,981,575
Vistra Energy Corp.	75,700	1,888,715
Xcel Energy, Inc.	196,074	12,591,872
		166,354,956
Gas Utilities - 0.0%
National Fuel Gas Co.	18,581	868,476
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	213,569	3,274,013
Multi-Utilities - 0.4%
DTE Energy Co.	67,133	8,704,465
NiSource, Inc.	105,658	3,122,194
Public Service Enterprise Group, Inc.	201,028	12,156,163
WEC Energy Group, Inc.	125,781	12,046,046
		36,028,868

TOTAL UTILITIES		206,526,313

TOTAL COMMON STOCKS
(Cost $6,357,488,016)		8,490,392,632

Equity Funds - 10.3%
Large Blend Funds - 5.0%
Fidelity SAI U.S. Large Cap Index Fund (c)	3,433,258	54,348,471
Fidelity SAI U.S. Low Volatility Index Fund (c)	28,860,801	428,294,290

TOTAL LARGE BLEND FUNDS		482,642,761

Large Value Funds - 5.3%
Invesco Diversified Dividend Fund - Class A	25,341,058	503,780,223
TOTAL EQUITY FUNDS
(Cost $699,255,520)		986,422,984

Money Market Funds - 1.8%
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	68,304,078	68,310,908
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (f)	105,152,167	105,152,167
TOTAL MONEY MARKET FUNDS
(Cost $173,463,075)		173,463,075
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $7,230,206,611)		9,650,278,691
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(56,106,119)
NET ASSETS - 100%		$9,594,172,572

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$242,950
Total	$242,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$169,787,209	$140,206,699	$268,468,919	$--	$2,192,169	$10,631,313	$54,348,471
Fidelity SAI U.S. Low Volatility Index Fund	362,888,020	35,000,000	--	--	--	30,406,270	428,294,290
Fidelity SAI U.S. Value Index Fund	35,586,584	--	36,402,643	--	(2,048,135)	2,864,194	--
Total	$568,261,813	$175,206,699	$304,871,562	$--	$144,034	$43,901,777	$482,642,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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